Risk Management - Summary of Significant Unobservable Inputs Used in Fair Value Measurement of Liabilities (Details)	Dec. 31, 2022	Dec. 31, 2021
Derivatives | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Borrowings, interest rate	0.60%	(0.63%)
Derivatives | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Borrowings, interest rate	7.93%	3.88%
Borrowings and debt securities | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Borrowings, interest rate	0.75%	(0.30%)
Borrowings and debt securities | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Borrowings, interest rate	5.84%	4.38%
Finance lease | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Borrowings, interest rate	0.00%	0.00%
Finance lease | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Borrowings, interest rate	17.08%	16.83%